As filed with the Securities and Exchange Commission on July 21, 2015
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /    /
Post-Effective Amendment No. 47 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 49 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (800) 366-7266

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	R. Darrell Mounts, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: CPH3	1601 K Street, N.W.
100 Huntington Ave., Tower 2, 3rd Floor	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑ Immediately upon filing pursuant to paragraph (b) of Rule 485.		☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 21st day of July, 2015.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	July 21, 2015
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	July 21, 2015
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	July 21, 2015
Charles M. Roame

* /s/ Alexander B. Potts	President and	July 21, 2015
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	July 21, 2015
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase